Shareholders' equity and share-based payments	12 Months Ended
Dec. 31, 2022
Shareholders' equity and share-based payments
Shareholders' equity and share-based payments

Note 9 Shareholders’ equity and share-based payments

9.1 SHAREHOLDERS' EQUITY

Number of TotalEnergies shares and rights attached

As of December 31, 2022, the share capital of TotalEnergies SE amounts to €6,547,828,212.50, divided into 2,619,131,285 shares, with a par value of €2.50. There is only one category of shares. The shares may be held in either registered or bearer form.

The authorized share capital amounts to 3,664,966,081 shares as of December 31, 2022, compared to 3,686,636,841 shares as of December 31, 2021 and 3,668,371,962 shares as of December 31, 2020.

A double voting right is assigned to shares that are fully-paid and held in registered form in the name of the same shareholder for at least two years, with due consideration for the total portion of the share capital represented. A double voting right is also assigned, in the event of an increase in share capital by incorporation of reserves, profits or premiums, to registered shares granted without charge to a shareholder due to shares already held that are entitled to this right.

Pursuant to the Corporation’s bylaws (Statutes), no shareholder may cast a vote at a Shareholders’ Meeting, either by himself or through an agent, representing more than 10% of the total voting rights for the Corporation’s shares. This limit applies to the aggregated amount of voting rights held directly, indirectly or through voting proxies. However, in the case of double voting rights, this limit may be extended up to 20% of the total voting rights for the Corporation’s shares.

These restrictions no longer apply if any individual or entity, acting alone or in concert, acquires at least two-thirds of the total share capital of the Corporation, directly or indirectly, following a public tender offer for all of the Corporation’s shares.

Share cancellation

The Board of Directors, pursuant to the authorization granted by the Extraordinary Shareholders’ Meeting on May 26, 2017, in the thirteenth resolution to reduce, on one or more occasions, the Corporation’s share capital by cancelling shares, in accordance with the provisions of Articles L. 225-209 (became L. 22-10-62) and L. 225-213 of the French Commercial Code, has proceeded with the following cancellation of TotalEnergies shares:

			Percentage
		Number of shares bought back and cancelled	of the share
	Board of Directors’	for the purpose of the shareholder policy	capital
Fiscal year	decision date		cancelled(a)
2022	February 9, 2022	30,665,526 shares bought back between November 8 and December 22, 2021	1.16%
2021	February 8, 2021	23,284,409 shares bought back between October 31, 2019 and March 9, 2020	0.88%
2020		n/a(b)
(a)	Percentage of the share capital that the cancelled shares represented on the operations’ date.
(b)	TotalEnergies SE did not cancel any shares in the fiscal year 2020.

Under the terms of the twenty-third resolution of the General Meeting of Shareholders of May 25, 2022, the Board of Directors is authorized to cancel the shares of the Company within the limit of 10% of the capital of the Company existing on the date of the operation per period of 24 months.

Variation of the number of shares composing the share capital

AS OF DECEMBER 31, 2019 (a)		2,601,881,075
	Deferred contribution pursuant to the 2015 capital increase reserved for employees	18,879
	2020 Capital increase reserved for employees	13,160,383
	Capital increase as payment of the scrip dividend (final 2019 dividend)	38,063,688
AS OF DECEMBER 31, 2020 (b)		2,653,124,025
	Capital reduction by cancellation of treasury shares	(23,284,409)
	2021 Capital increase reserved for employees	10,589,713
AS OF DECEMBER 31, 2021 (c)		2,640,429,329
	Capital reduction by cancellation of treasury shares	(30,665,526)
	Deferred contribution pursuant to the 2017 capital increase reserved for employees	9,471
	2022 Capital increase reserved for employees	9,358,011
AS OF DECEMBER 31, 2022 (d)		2,619,131,285
(a)	Including 15,474,234 treasury shares deducted from consolidated shareholders’ equity.
(b)	Including 24,392,703 treasury shares deducted from consolidated shareholders’ equity.
(c)	Including 33,841,104 treasury shares deducted from consolidated shareholders’ equity.
(d)	Including 137,187,667 treasury shares deducted from consolidated shareholders’ equity.

Capital increase reserved for employees

The Extraordinary Shareholders’ Meeting (“ESM”) of May 25, 2022, in its twenty-second resolution, granted the authority to the Board of Directors to carry out, a capital increase, in one or more occasions within a maximum period of twenty-six months, reserved to members (employees and retirees) of a company or group savings plan (“ESOP”).

In fiscal year 2022, the Board of Directors of September 22, 2022, by virtue of the twenty-second resolution above-mentioned, decided to proceed with a capital increase reserved for employees and retirees within the limit of 18 million shares and has granted all powers to the Chairman and Chief Executive Officer to determine, in particular, the terms and conditions of subscription, the opening and closing dates of the subscription period and the subscription price to be issued. This capital increase is expected to be completed after the Shareholders’ Meeting of May 26, 2023.

During the fiscal years 2022, 2021 and 2020, the Corporation completed the following ESOP, which terms are set out below:

Fiscal year	2022	2021	2020
Date of the ESOP	June 8, 2022	June 9, 2021	June 11, 2020
By virtue of	17th resolution of the ESM of May 28, 2021	20th resolution of the ESM of May 29, 2020	18th resolution of the ESM of June 1, 2018
Subscriptions
Number of shares subscribed	9,130,380	10,376,190	12,952,925
Subscription price	37.00 euros	30.50 euros	26.20 euros
Free shares
Number of shares granted	227,631	213,523	207,458
By virtue of			19th resolution of the ESM of June 1, 2018
Deferred contribution
Number of shares granted	–	–	1,380
Number of beneficiaries	–	–	276
End of the acquisition period	–	–	June 11, 2025

Treasury shares

Accounting principles

Treasury shares held by TotalEnergies SE, or by its subsidiaries are deducted from consolidated shareholders’ equity. Gains or losses on sales of treasury shares are excluded from the determination of net income and are recognized in shareholders’ equity.

Number of treasury shares held by TotalEnergies SE

As of December 31,	2022	2021	2020
Number of treasury shares held by TotalEnergies SE	137,187,667	33,841,104	24,392,703
Percentage of share capital	5.24%	1.28%	0.92%
Of which shares acquired with the intention to cancel them	128,869,261	30,665,526	23,284,409
Of which shares allocated to TotalEnergies share performance plans	8,231,365	3,103,018	1,055,446
Of which shares intended to be allocated to new share performance or purchase options plans	87,041	72,560	52,848

Paid-in surplus

In accordance with French law, the paid-in surplus corresponds to premiums related to shares issuances, contributions or mergers of the parent company which can be capitalized or used to offset losses if the legal reserve has reached its minimum required level. The amount of the paid-in surplus may also be distributed subject to taxation except when it qualifies as a refund of shareholder contributions.

As of December 31, 2022, paid-in surplus relating to TotalEnergies SE amounted to €35,099 million (€36,030 million as of December 31, 2021 and €36,722 million as of December 31, 2020).

Reserves

Under French law, 5% of net income must be transferred to the legal reserve until the legal reserve reaches 10% of the nominal value of the share capital. This reserve cannot be distributed to the shareholders other than upon liquidation but can be used to offset losses.

If wholly distributed, the unrestricted reserves of TotalEnergies SE would be taxed for an approximate amount of $227 million as of December 31, 2022 ($362 million as of December 31, 2021 and $492 million as of December 31, 2020) due to additional corporation tax applied on regulatory reserves so that they become distributable.

Earnings per share

Accounting principles

Earnings per share is calculated by dividing net income (TotalEnergies share) by the weighted-average number of common shares outstanding during the period, excluding TotalEnergies shares held by TotalEnergies SE (Treasury shares) which are deducted from consolidated shareholders’ equity.

Diluted earnings per share is calculated by dividing net income (TotalEnergies share) by the fully-diluted weighted-average number of common shares outstanding during the period. Treasury shares held by the parent company, TotalEnergies SE are deducted from consolidated shareholders’ equity. This calculation also takes into account the dilutive effect of share grants and capital increases with a subscription period closing after the end of the fiscal year.

The weighted-average number of fully-diluted shares is calculated in accordance with the treasury stock method provided for by IAS 33. The proceeds, which would be recovered in the event of an exercise of rights related to dilutive instruments, are presumed to be a share buyback at the average market price over the period. The number of shares thereby obtained leads to a reduction in the total number of shares that would result from the exercise of rights.

In compliance with IAS 33, earnings per share and diluted earnings per share are based on the net income after deduction of the remuneration due to the holders of deeply subordinated notes.

The variation of both weighted-average number of shares and weighted-average number of diluted shares, as of December 31, respectively used in the calculation of earnings per share and fully-diluted earnings per share is detailed as follows:

	2022	2021	2020
Number of shares as of January 1,	2,640,429,329	2,653,124,025	2,601,881,075
TotalEnergies shares held by TotalEnergies SE or by its subsidiaries and deducted from shareholders' equity	(33,841,104)	(24,392,703)	(15,474,234)
Evolution of the number of shares during the financial year pro-rated
Final grant of TotalEnergies performance shares	5,152,336	3,810,430	2,154,064
Capital increase reserved for employees (a)	5,465,154	6,177,333	7,689,476
Capital increase as payment of the scrip dividend	–	–	17,445,857
Buyback of TotalEnergies treasury shares including:	(62,498,318)	(7,296,460)	(11,669,489)
Shares repurchased during the fiscal year to cancel the dilution caused by the scrip dividend payment and within the framework of the share buyback program	(58,621,530)	(3,762,794)	(10,666,710)
Shares repurchased during the fiscal year to cover for the performance share plans	(3,876,788)	(3,533,666)	(1,002,779)
WEIGHTED-AVERAGE NUMBER OF SHARES	2,554,707,397	2,631,422,625	2,602,026,749
Dilutive effect
Grant of TotalEnergies performance shares	15,890,560	14,492,673	–
Capital increase reserved for employees(a)	1,584,068	1,552,947	–
WEIGHTED-AVERAGE NUMBER OF DILUTED SHARES AS OF DECEMBER 31,(b)	2,572,182,025	2,647,468,245	2,602,026,749

(a)    Including the shares granted in consideration to the deferred contribution pursuant to the capital increase reserved for employees.

(b)    In 2020, the effect generated by the grant of TotalEnergies performance shares and by the capital increase reserved for employees (19,007,836 shares) is anti-dilutive. In accordance with IAS 33, the weighted-average number of diluted shares is therefore equal to the weighted-average number of shares.

Earnings per share in euros

The earnings per share in euros, converted from the earnings per share in dollars, by using the average exchange rate euro/dollar, is €7.51 per share for 2022 closing (€5.03 for 2021 closing). The fully-diluted earnings per share calculated by using the same method is €7.45 per share for 2022 closing (€5.01 for 2021 closing).

Dividend

On February 7, 2023, the Board of Directors after approving the financial statements for fiscal year 2022, decided to propose to the Shareholders’ Meeting on May 26, 2023 the distribution of an ordinary €2.81 dividend per share for fiscal year 2022. Subject to the Shareholders’ decision on May 26, 2023, considering the first three interim dividends already decided by the Board of Directors, the final ordinary dividend for the fiscal year 2022 will be €0.74 per share.

2022 Dividend	First interim	Second interim	Third interim	Final
Amount	€0.69	€0.69	€0.69	€0.74
Set date	April 27, 2022	July 27, 2022	October 26, 2022	February 7, 2023
Ex-dividend date	September 21, 2022	January 2, 2023	March 22, 2023	June 21, 2023
Payment date	October 3, 2022	January 12, 2023	April 3, 2023	July 3, 2023

Following its decisions of September 28, 2022, the Board of Directors of October 26, 2022 confirmed the distribution of a special interim dividend of €1 per share. This interim dividend has been detached on December 6, 2022 and paid in cash on December 16, 2022.

Subject to the Shareholders’ decision on May 26, 2023, given the special interim dividend for the 2022 financial year already paid, this special dividend of €1 per share would not give rise to the payment of a balance.

Special interim dividend
Amount per share	€1.00
Ex-dividend date	December 6, 2022
Payment date	December 16, 2022

Subject to the Shareholder's decision on May 26, 2023, dividend for fiscal year 2022 (ordinary plus special) will amount to €3.81 per share.

Issuances of perpetual subordinated notes

As of December 31, 2022, the amount of perpetual subordinated notes booked in TotalEnergies shareholders' equity is $13,882 million. The coupons attributable to the holders of these securities are recognized as a deduction from TotalEnergies shareholders' equity for an amount of $331 million for fiscal year 2022. The tax deduction due to these coupons is booked in the statement of income.

Based on their characteristics (mainly no mandatory repayment and no obligation to pay a coupon except under certain circumstances specified into the documentation of the notes) and in compliance with IAS 32 standard – Financial instruments - Presentation, these notes were recorded in equity.

On 17 January 2022, TotalEnergies SE issued two tranches of perpetual subordinated notes in euro:

-	Deeply subordinated notes 2.000% perpetual maturity callable after 5.25 years (€1,000 million); and
-	Deeply subordinated notes 3.250% perpetual maturity callable after 15 years (€750 million).

These two tranches were issued to refinance the €1,750 million perpetual subordinated notes carrying a coupon of 3.875% and whose redemption option was exercised on its first call date on May 18, 2022.

Summary of the perpetual deeply subordinated notes of TotalEnergies SE:

Perpetual deeply subordinated notes issues by TotalEnergies SE				Outstanding amount in M€ as of:
Date	Amount issued (M€)	Coupon (%)	First call date	December 31, 2022	December 31, 2021	December 31, 2020
January 17, 2022	1,000	2.000%	April 17, 2027	1,000	–	–
	750	3.250%	January 17, 2037	750	–	–
January 25, 2021	1,500	2.125%	January 25, 2033	1,500	1,500	–
	1,500	1.625%	January 25, 2028	1,500	1,500	–
September 4, 2020	1,000	2.000%	September 4, 2030	1,000	1,000	1,000
April 4, 2019	1,500	1.750%	April 4, 2024	1,500	1,500	1,500
October 6, 2016	1,500	3.369%	October 6, 2026	1,500	1,500	1,500
	1,000	2.708%	May 5, 2023	1,000	1,000	1,000
May 18, 2016	1,750	3.875%	May 18, 2022	–	1,750	1,750
February 26, 2015	2,500	2.250%	February 26, 2021	–	–	297
	2,500	2.625%	February 26, 2025	2,500	2,500	2,500
TOTAL				12,250	12,250	9,547

Other comprehensive income

Detail of other comprehensive income showing both items potentially reclassifiable and those not potentially reclassifiable from equity to net income is presented in the table below:

For the year ended December 31,
(M$)	2022	2021	2020
Actuarial gains and losses	574	1,035	(212)
Change in fair value of investments in equity instruments	112	66	533
Tax effect	(96)	(411)	65
Currency translation adjustment generated by the parent company	(4,976)	(7,202)	7,541
Sub-total items not potentially reclassifiable to profit & loss	(4,386)	(6,512)	7,927
Currency translation adjustment	1,734	4,216	(4,645)
– Unrealized gain/(loss) of the period	1,974	4,380	(4,607)
– Less gain/(loss) included in net income	240	164	38
Cash flow hedge	(5,452)	278	(313)
– Unrealized gain/(loss) of the period	(4,190)	109	(175)
– Less gain/(loss) included in net income	1,262	(169)	138
Variation of foreign currency basis spread	65	2	28
– Unrealized gain/(loss) of the period	26	(47)	(22)
– Less gain/(loss) included in net income	(39)	(49)	(50)
Share of other comprehensive income of equity affiliates, net amount	3,497	706	(1,831)
– Unrealized gain/(loss) of the period	1,071	626	(1,841)
– Less gain/(loss) included in net income	(2,426)	(80)	(10)
Other	(16)	(1)	(8)
Tax effect	1,449	(135)	72
Sub-total items potentially reclassifiable to profit & loss	1,277	5,066	(6,697)
TOTAL OTHER COMPREHENSIVE INCOME, NET AMOUNT	(3,109)	(1,446)	1,230

The currency translation adjustment by currency is detailed in the following table:

As of December 31, 2022			Pound		Other
(M$)	Total	Euro	sterling	Ruble	currencies
Currency translation adjustment generated by the parent company	(4,976)	(4,976)	–	–	–
Currency translation adjustment	1,734	3,120	(592)	4	(798)
Currency translation adjustment of equity affiliates	3,002	(1,076)	31	4,247	(200)
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE INCOME	(240)	(2,932)	(561)	4,251	(998)

As of December 31, 2021			Pound		Other
(M$)	Total	Euro	sterling	Ruble	currencies
Currency translation adjustment generated by the parent company	(7,202)	(7,202)	–	–	–
Currency translation adjustment	4,216	4,654	(180)	(1)	(257)
Currency translation adjustment of equity affiliates	536	730	4	(27)	(171)
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE INCOME	(2,450)	(1,818)	(176)	(28)	(428)

As of December 31, 2020			Pound		Other
(M$)	Total	Euro	sterling	Ruble	currencies
Currency translation adjustment generated by the parent company	7,541	7,541	–	–	–
Currency translation adjustment	(4,645)	(4,668)	115	(12)	(80)
Currency translation adjustment of equity affiliates	(1,657)	(851)	(11)	(886)	91
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE INCOME	1,239	2,022	104	(898)	11

Tax effects relating to each component of other comprehensive income are as follows:

	2022			2021			2020
For the year ended December 31,	Pre-tax	Tax	Net	Pre-tax	Tax	Net	Pre-tax	Tax	Net
(M$)	amount	effect	amount	amount	effect	amount	amount	effect	amount
Actuarial gains and losses	574	(106)	468	1,035	(372)	663	(212)	47	(165)
Change in fair value of investments in equity instruments	112	10	122	66	(39)	27	533	18	551
Currency translation adjustment generated by the parent company	(4,976)	–	(4,976)	(7,202)	–	(7,202)	7,541	–	7,541
Sub-total items not potentially reclassifiable to profit & loss	(4,290)	(96)	(4,386)	(6,101)	(411)	(6,512)	7,862	65	7,927
Currency translation adjustment	1,734	–	1,734	4,216	–	4,216	(4,645)	–	(4,645)
Cash flow hedge	(5,452)	1,466	(3,986)	278	(130)	148	(313)	79	(234)
Variation of foreign currency basis spread	65	(17)	48	2	(5)	(3)	28	(7)	21
Share of other comprehensive income of equity affiliates, net amount	3,497	–	3,497	706	–	706	(1,831)	–	(1,831)
Other	(16)	–	(16)	(1)	–	(1)	(8)	–	(8)
Sub-total items potentially reclassifiable to profit & loss	(172)	1,449	1,277	5,201	(135)	5,066	(6,769)	72	(6,697)
TOTAL OTHER COMPREHENSIVE INCOME	(4,462)	1,353	(3,109)	(900)	(546)	(1,446)	1,093	137	1,230

Non-controlling interests

As of December 31, 2022, the subsidiaries with the most significant non-controlling interests are TotalEnergies Australia Unit Trust, TotalEnergies Gabon and TotalEnergies E&P Congo.

9.2 Share-based payments

Accounting principles

TotalEnergies SE may grant employees share subscription or purchase options  plans, performance shares plans and offer its employees the opportunity to subscribe to reserved capital increases. These employee benefits are recognized as expenses with a corresponding credit to shareholders’ equity.

The expense is equal to the fair value of the instruments granted. The expense is recognized on a straight-line basis over the period in which the advantages are acquired.

The fair value of the options is calculated using the Black-Scholes model at the grant date.

For performance shares plans, the fair value is calculated using the market price at the grant date after deducting the expected distribution rate during the vesting period.

The number of allocated equity instruments can be revised during the vesting period in cases of non-compliance with performance conditions, with the exception of those related to the market, or according to the rate of turnover of the beneficiaries.

The cost of employee-reserved capital increases is immediately expensed.

The cost of the capital increase reserved for employees consists of the cost related to the discount on the shares subscribed using the classic and/or the leveraged schemes, the cost of the free shares and the opportunity gain for the shares subscribed using the leveraged scheme, as applicable. This opportunity gain corresponds to the benefit of subscribing to the leveraged offer, rather than reproducing the same economic profile through the purchase of options in the market for individual investors.

A.  TotalEnergies share subscription or purchase option plans

The Extraordinary Shareholders’ Meeting of May 29, 2020 authorised the Board of Directors, for a period of thirty-eight months to grant share subscription or purchase options. The Board of Directors has not decided any grant of TotalEnergies share subscription or purchase option plan by virtue of this authorisation and all previous option plans have expired.

B.  TotalEnergies Performance share plans

	2017	2018	2019	2020	2021	2022		Total
Date of the Shareholders’ Meeting	5/24/2016	5/24/2016	6/1/2018	6/1/2018	6/1/2018	5/28/2021
Award date	7/26/2017	3/14/2018	3/13/2019	3/18/2020	5/28/2021	3/16/2022
Date of the final award (end of the vesting period)	7/27/2020	3/15/2021	3/14/2022	3/20/2023	5/29/2024	3/17/2025
Transfer authorized as from	7/28/2022	3/16/2023	3/15/2024	3/21/2025	5/30/2026	3/17/2025
Grant date IFRS 2 fair value	35.57	€36.22	€40.11	€12.40	€27.40	€37.22	€
Number of performance shares
Outstanding as of January 1, 2020	5,607,859	6,028,435	6,407,643	–	–	–		18,043,937
Notified	–	–	–	6,727,352	–	–		6,727,352
Cancelled	(1,313,687)	(55,830)	(44,289)	(18,691)	–	–		(1,432,497)
Finally granted	(4,294,172)	(10,740)	(10,890)	(1,773)	–	–		(4,317,575)
Outstanding as of January 1, 2021	–	5,961,865	6,352,464	6,706,888	–	–		19,021,217
Notified	–	–	–	–	6,764,548	–		6,764,548
Cancelled	–	(1,395,555)	(58,578)	(52,301)	(31,118)	–		(1,537,552)
Finally granted	–	(4,566,310)	(4,810)	(1,385)	(690)	–		(4,573,195)
Outstanding as of January 1, 2022	–	–	6,289,076	6,653,202	6,732,740	–		19,675,018
Notified	–	–	–	–	–	7,353,271		7,353,271
Cancelled	–	–	(127,852)	(65,561)	(57,410)	(27,690)		(278,513)
Finally granted	–	–	(6,161,224)	(12,680)	(13,750)	(8,000)		(6,195,654)
OUTSTANDING AS OF DECEMBER 31, 2022	–	–	–	6,574,961	6,661,580	7,317,581		20,554,122

The performance shares, which are bought back by TotalEnergies SE on the market, are finally granted to their beneficiaries after a 3-year vesting period, from the date of the grant. The final grant is subject to a continued employment condition as well as:

-	two performance conditions for the 2017 and 2018 Plans,
-	three performance conditions for the 2019 Plan,
-	four performance conditions for the 2020 Plan, and
-	five performance conditions for the 2021 and 2022 Plans.

Moreover, the transfer of the performance shares finally granted  under the 2017 to 2021 Plans will not be permitted until the end of a 2-year holding period from the date of the final grant.

2022 Plan

On March 16, 2022, the Board of Directors granted performance shares to certain employees and executive directors of TotalEnergies SE or its subsidiaries, subject to the fulfilment of the continued employment condition and five performance conditions.

The presence condition applies to all shares.

The performance conditions apply differently depending on the capacity of the beneficiaries. If all shares granted to senior executives are subject to performance conditions, the grant of the first 150 shares to non-senior executives are not subject to the performance condition abovementioned, which will, nonetheless, apply to any shares granted above this threshold.

The applicable performance conditions are as follows:

-

For 25% of the shares, the Corporation will be ranked against its peers (ExxonMobil, Shell, BP and Chevron) based on the Total Shareholder Return (“TSR”) during the three vesting years (2022, 2023 and 2024). The TSR criterion considered is that of the last quarter of the year, the dividend being considered reinvested based on the closing price on the ex-dividend date.

-

For 25% of the shares, the Corporation will be ranked against its peers (ExxonMobil, Shell, BP and Chevron) based on the annual variation in net cash flow per share criterion expressed in dollars during the three vesting years (2022, 2023 and 2024).

-

For 20% of the shares, the level reached by the pre-dividend organic cash breakeven in view of the objective set for the three vesting years (2022, 2023 and 2024). The pre-dividend organic cash breakeven is defined as the Brent price for which the operating cash flow before working capital changes (MBA) covers the organic investments[1]. The ability of the Company to resist to the variations of the Brent barrel price is measured by this parameter.

-

For 15% of the shares, the change in the greenhouse gas (GHG) emissions on operated facilities (Scope 1+2) in relation to the achievement of the target to reduce the GHG emissions set for fiscal years 2022, 2023 and 2024.

-

For 15% of the shares, the criterion of the change in the indirect GHG emissions related to the use by customers of the energy products (Scope 32) in Europe in relation to the achievement of the target to reduce these GHG emissions set for fiscal years 2022, 2023 and 2024.

[1] Organic investments: net investments excluding acquisitions, asset sales and other operations with non-controlling interests.

[2] GHG Protocol – Category 11

C.  Share-based payment expense

Share-based payment expense before tax was broken down as follows:

As of December 31,
(M$)	2022	2021	2020
TotalEnergies performance shares plans	200	129	176
SunPower plans (a)	23	25	26
Capital increase reserved for employees	28	14	12
TOTAL	251	168	214

(a)Since September 30, 2022, TotalEnergies' 50.5% subsidiary in SunPower is accounted for using the equity method in the Company's consolidated accounts (see note 2 to the consolidated accounts)

The main assumptions used for the valuation of the cost of the capital increase reserved for employees in 2022 were the following:

For the year ended December 31,	2022
Date of the Board of Directors meeting that decided the issue	September 15, 2021
Reference price (€) (a)	46.22
Subscription price (€) (b)	37.00
Number of shares issued (in millions) (c)	9.36
(a)

Average of the closing prices of the TotalEnergies shares over the twenty trading sessions preceding April 27, 2022, being the date of the Chairman and CEO’s decision setting the opening date of the subscription period and the subscription price.

(b)	Reference price, reduced by a 20% discount and rounded off to the highest tenth of a euro.
(c)	Including the free shares issued.